Goodwill - Schedule of Information for Individual Asset or Cash generating Unit (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Oss [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 0	$ 7,039
Terminal growth rates	0.00%	2.00%
Discount rates	0.00%	22.00%
Utrecht [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 0	$ 11,422
Terminal growth rates	0.00%	2.50%
Discount rates	0.00%	19.00%
BioStrand [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 0	$ 0
Terminal growth rates	0.00%	0.00%
Discount rates	0.00%	0.00%